1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

ADAM T. TEUFEL adam.teufel@dechert.com +1 202 261 3464 Direct +1 202 261 3164 Fax

August 25, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	PIMCO Equity Series (the “Trust” or “Registrant”)
(File Nos. 333-164077 and 811-22375)

Ladies and Gentlemen:

On behalf of the Trust, enclosed for filing via the EDGAR system pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 58 (“PEA 58”) to the Registrant’s Registration Statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 60 to the Registration Statement under the Investment Company Act of 1940, as amended. PEA 58 is being filed to make changes to the prospectuses and Statement of Additional Information with respect to the following series of the Trust: PIMCO Dividend and Income Fund, PIMCO EqS® Long/Short Fund, PIMCO RAE Fundamental Emerging Markets Fund, PIMCO RAE Fundamental Global ex-US Fund, PIMCO RAE Fundamental Global Fund, PIMCO RAE Fundamental International Fund, PIMCO RAE Fundamental US Fund, PIMCO RAE Fundamental US Small Fund, PIMCO REALPATH® Blend Income Fund, PIMCO REALPATH® Blend 2020 Fund, PIMCO REALPATH® Blend 2025 Fund, PIMCO REALPATH® Blend 2030 Fund, PIMCO REALPATH® Blend 2035 Fund, PIMCO REALPATH® Blend 2040 Fund, PIMCO REALPATH® Blend 2045 Fund, PIMCO REALPATH® Blend 2050 Fund and PIMCO REALPATH® Blend 2055 Fund. This Amendment does not affect the currently effective prospectuses and Statement of Additional Information for other series of the Trust’s shares not included herein.

No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact the undersigned at 202.261.3464.

Sincerely,

/s/ Adam T. Teufel

Adam T. Teufel

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